Long-term debt - Additional information (Details) - USD ($) $ in Millions			1 Months Ended	6 Months Ended	12 Months Ended
	May 07, 2021	Aug. 12, 2019	Jan. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Jan. 01, 2023	May 28, 2019	Jan. 29, 2019	Aug. 31, 2014
Debt Instrument [Line Items]
Loan Covenant Security Maintenance Percentage to Loans Outstanding				125.00%
Debt service coverage ratio				1.20%
Amount drew				$ 0.0	$ 0.0
Revolving credit due to owners and affiliates repayment		$ 34.0
Lampung facility [Member]
Debt Instrument [Line Items]
Debt service minimum coverage ratio				1.10
Guarantors equity minimum amount				$ 200.0
Guarantor equity, percentage				25.00%
Guarantors liquid assets				$ 20.0
Debt service coverage ratio				1.20%
$385 million facility [Member]
Debt Instrument [Line Items]
Debt service minimum coverage ratio				115
Guarantors equity minimum amount				$ 150.0
Guarantor equity, percentage				25.00%
Guarantors liquid assets				$ 15.0
Guarantors liquid assets, cap value				20.0
Line of Credit Facility, Maximum Borrowing Capacity				$ 385.0				$ 320.0
Repayment of revolving credit facility due to owners and affiliates			$ 303.2
Repayments of Accrued interest			1.6
Payments of arrangement fees			5.5
Remaining proceeds used for general partnership purposes			9.6
Export credit tranche [Member] | Lampung facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Frequency of Payments				The export credit tranche is repayable in quarterly installments over 12 years
Debt instrument, term				12 years
FSRU tranche [Member] | Lampung facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Frequency of Payments				The FSRU tranche is repayable quarterly over 7 years
Debt instrument, term				7 years
Debt Instrument, Balloon Payment				$ 16.5
385 million facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			385.0
Amount drew			320.0
Revolving credit facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 85.0					$ 85.0	$ 85.0		$ 85.0
Amount drew	$ 6.0
Revolving credit facility | $385 million facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								$ 63.0
Amount drew		$ 48.3
Revolving Credit Facility Due To Owners And Affiliates [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 85.0